SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - Common Stock [Member]	1 Months Ended
Jun. 30, 2023 USD ($) shares
Subsequent Event [Line Items]
Number of shares service issued | shares	410,000
Number of shares issued | shares	12,500
Number of value service issued | $	$ 25,000
Subscription receivables | $	$ 75,000